Accrued Liabilities and Other Payables (Tables)	3 Months Ended
Mar. 31, 2025
Accrued Liabilities and Other Payables
Schedule of accrued liabilities and other payables
	March 31, 2025	December 31, 2024
Credit card payable	$92,809	$58,269
Payroll tax payable	6,777	5,146
Total	$99,586	$63,415